Trade receivables (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of financial position balances

	December 31, 2023	December 31, 2022
Private sector:
General (i) and special customers (ii)	2,200,921	2,287,782
Agreements (iii)	839,010	416,550

	3,039,931	2,704,332
Government entities:
Municipal	623,601	609,731
Federal	8,036	10,644
Agreements (iii)	374,372	372,943

	1,006,009	993,318
Wholesale customers – Municipal governments: (iv)
Mogi das Cruzes	4,343	4,048
São Caetano do Sul	45,333	45,367

Total wholesale customers – Municipal governments	49,676	49,415

Unbilled supply	1,138,316	959,260

Subtotal	5,233,932	4,706,325
Allowance for doubtful accounts	(1,377,209)	(1,428,517)

Total	3,856,723	3,277,808

Current	3,584,287	3,062,574
Noncurrent	272,436	215,234

Total	3,856,723	3,277,808

(i)	General customers - residential and small and mid-sized companies;

(ii)	Special customers - large consumers, commercial, industries, condominiums and special billing customers (fixed demand agreements, industrial waste, wells, among others);

(iii)	Agreements - installment payments of past-due receivables, plus inflation adjustment and interest, according to the agreements; and

(iv)	Wholesale basis customers - municipal governments - This balance refers to the sale of treated water to municipalities, which are responsible for distributing to, billing and charging final customers.

Schedule of the aging of trade receivables

	December 31, 2023	December 31, 2022

Current	2,723,975	2,244,754
Past-due:
Up to 30 days	627,986	489,709
From 31 to 60 days	271,476	248,128
From 61 to 90 days	181,639	165,306
From 91 to 120 days	127,421	150,941
From 121 to 180 days	290,610	281,530
From 181 to 360 days	57,289	58,702
Over 360 days	953,536	1,067,255

Total past-due	2,509,957	2,461,571

Total	5,233,932	4,706,325

Schedule of allowance for doubtful accounts

Changes in assets	December 31, 2023	December 31, 2022	December 31, 2021

Balance at beginning of the year	1,428,517	1,280,088	1,157,619
Constitution/(reversal) of losses	21,103	209,360	182,547
Recoveries	(72,411)	(60,931)	(60,078)

Balance at the end of the year	1,377,209	1,428,517	1,280,088

Schedule of estimated reconciliation

Reconciliation of estimated/historical losses of income	December 31, 2023	December 31, 2022	December 31, 2021

Write-offs	(703,325)	(636,366)	(508,055)
(Losses)/reversal with state entities - related parties	(903)	2,738	(13,206)
(Losses)/reversal with the private sector / government entities	(21,103)	(209,360)	(182,547)
Recoveries	72,411	60,931	60,078

Amount recorded expense (Note 29)	(652,920)	(782,057)	(643,730)

Schedule of judicial bonds

Debtor	December 31, 2023	December 31, 2022
Municipality of São Paulo	3,042,927	2,656,113
Municipality of Cotia	15,456	103,729
Municipality of Cachoeira Paulista	14,964	13,672
Others	11,918	33,804
TOTAL	3,085,265	2,807,318